Other operating income and expenses - (Tables)	12 Months Ended
Dec. 31, 2023
Other operating income and expenses
Schedule of other operating income and expenses

	As of December 31,
(in thousands of euros)	2021	2022	2023
Proceeds - Disposals of fixed assets	9	—	—
Reversal of provisions - CIR 2013-2015	2,377	—	—
Reversal of provisions - tax litigation	1,497	180	—
Reversal of provisions - AMR penalties	880	114	—
Reversal of impairment on the carry back receivable	333	—	—
Total other operating income	2,720	294	—
Disposals of assets	—	(9)	—
Provision for risk on payroll taxes	(51)	—	—
Accrued expenses to be paid to the tax authorities - CIR 2013 to 2015	(1,584)	—	—
Late payment interest on CIR 2013-2015	—	(123)	—
Waiver of CIR 2017 claim	(640)	—	—
CIR provision	(137)	—	—
Transaction costs	(952)	(121)	(44)
Total other operating expenses	(3,364)	(254)	(44)
Other operating income (expenses)	(644)	40	(44)